LONG-TERM LOANS AND CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2024	Aug. 31, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Feb. 28, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 17,371	$ 27,224
Current maturities of long-term loans					2,083	2,200
Short-term credit line					4,350	$ 12,138
Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Short-term credit line					700
Second credit line [Member]
Debt Instrument [Line Items]
Short-term credit line							$ 4,500
TAT Industries [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Short-term credit line					$ 1,500
TAT Industries [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 5,000
Long-term debt, interest rate above LIBOR				0.90%
Long-term debt, frequency of payment				equal monthly installment as of April 2022 through March 2029
Short-term credit line				$ 3,700
Line of Credit Facility, Interest Rate During Period	7.25%			2.90%
TAT Industries [Member] | Guaranteed by Israeli government [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 6,300
Long-term debt, interest rate above LIBOR					1.50%
Long-term debt, frequency of payment					equal monthly installments as of April 2021 through February 2031
US Subsidiaries [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Short-term credit line					$ 2,850			$ 14,000
US Subsidiaries [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate above LIBOR				0.10%
Long-term debt, frequency of payment		equal monthly installments until August 2032	equal monthly installments until 2029
Short-term credit line		$ 5,000	$ 3,000					$ 7,000